DISCONTINUED OPERATIONS - Schedule of results in discontinued operations (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Net revenue	R$ 26,737,277	R$ 29,223,656	R$ 31,742,726
Cost of Sales	(9,675,435)	(11,770,762)	(12,531,303)
GROSS PROFIT	17,061,842	17,452,894	19,211,423
Selling, marketing and logistics expenses	(11,015,940)	(11,558,866)	(12,386,193)
Administrative, R&D, IT and project expenses	(4,225,027)	(5,023,626)	(5,217,633)
Other operating income (expenses), net	(1,369,849)	(649,192)	(207,431)
OPERATING PROFIT (LOSS) BEFORE FINANCIAL RESULT	(154,848)	(383,637)	560,809
Financial results	(2,513,499)	(1,784,981)	(908,090)
Net income (loss) before income tax and social contribution		428,684	339,984
Income tax and social contribution			(249,251)
Net income (loss) for the year			90,733
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net revenue	5,578,990	7,125,967	8,421,961
Cost of Sales	(1,137,127)	(1,384,258)	(1,480,222)
GROSS PROFIT	4,441,863	5,741,709	6,941,739
Operating (expenses) income	(5,185,984)	(6,196,273)	(6,482,868)
Selling, marketing and logistics expenses	(3,139,196)	(3,996,851)	(4,613,032)
Administrative, R&D, IT and project expenses	(1,432,107)	(1,688,874)	(1,741,233)
Other operating income (expenses), net	(614,681)	(510,548)	(128,603)
OPERATING PROFIT (LOSS) BEFORE FINANCIAL RESULT	(744,121)	(454,564)	458,871
Financial results	(123,187)	(115,880)	(118,887)
Net income (loss) before income tax and social contribution	(867,308)	(570,444)	339,984
Income tax and social contribution	127,337	(27,211)	(249,251)
Net income (loss) for the year	R$ (739,971)	R$ (597,655)	R$ 90,733